Pension And Other Postretirement Employee Benefits (OPEB) Plans (Pension and OPEB Costs Recognized as Expense) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Components of net pension/OPEB costs:
Total benefit costs	$ 21	$ 40	$ 65
Net amounts recognized as expense by EFH Corp. and consolidated subsidiaries	11	12	15
Majority-Owned Subsidiary, Unconsolidated [Member] | Oncor [Member]
Components of net pension/OPEB costs:
Less amounts expensed by Oncor (and not consolidated)	(2)	(13)	(25)
Less amounts deferred principally as a regulatory asset or property by Oncor	(8)	(15)	(25)
Pension Plan [Member]
Components of net pension/OPEB costs:
Total benefit costs	18	13	26
OPEB [Member]
Components of net pension/OPEB costs:
Total benefit costs	$ 3	$ 27	$ 39